Exit Activities and Impairment (Tables)	12 Months Ended
Jan. 02, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
A summary of the Company’s restructuring liabilities, which are recorded in accrued expenses (current portion) and long-term liabilities (long-term portion) in the accompanying condensed consolidated balance sheet, are presented in the following table:

	Closed Facility Lease Obligations	Severance	Relocation and Other Exit Costs	Total

Balance, January 3, 2015	$19,270	$5,804	$1,816	$26,890
Reserves established	34,699	13,351	4,419	52,469
Change in estimates	(205)	(2,009)	—	(2,214)
Cash payments	(11,274)	(10,891)	(5,884)	(28,049)
Balance, January 2, 2016	$42,490	$6,255	$351	$49,096

Balance, December 28, 2013	$11,212	$—	$—	$11,212
Reserves acquired with GPI	3,455	—	—	3,455
Reserves established	11,138	8,038	7,053	26,229
Change in estimates	1,053	(1,307)	—	(254)
Cash payments	(7,588)	(927)	(5,237)	(13,752)
Balance, January 3, 2015	$19,270	$5,804	$1,816	$26,890